(Loss)/earnings per share (Details) £ / shares in Units, £ in Thousands, shares in Thousands		3 Months Ended		6 Months Ended
		Dec. 31, 2024 GBP (£) £ / shares item shares	Dec. 31, 2023 GBP (£) £ / shares shares	Dec. 31, 2024 GBP (£) £ / shares item shares	Jun. 30, 2024 GBP (£)	Dec. 31, 2023 GBP (£) £ / shares shares
(Loss)/earnings per share
(Loss)/profit for the period | £		£ (27,745)	£ 20,374	£ (26,416)	£ (107,776)	£ (5,383)
Basic (loss)/earnings per share | £ / shares		£ (0.1635)	£ 0.1249	£ (0.1558)		£ (0.0330)
Diluted (loss)/earnings per share | £ / shares	[1]	£ (0.1635)	£ 0.1244	£ (0.1558)		£ (0.0330)
Number of categories of dilutive potential ordinary shares | item		1		1
Weighted average number of ordinary shares used as the denominator in calculating basic loss per share | shares		169,746	163,159	169,532		163,159
Weighted average number of ordinary shares and potential ordinary shares used as the denominator in calculating diluted loss per share | shares		169,746	163,159	169,532		163,159

[1]	For the three months ended 31 December 2024 and the six months ended 31 December 2024 and 31 December 2023, potential ordinary shares are anti-dilutive, as their inclusion in the diluted loss per share calculation would reduce the loss per share, and hence have been excluded.